Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Profit for the period	$ 16,166,652	$ 11,953,298	$ (75,284,923)	$ 16,060,652	$ (3,747,408)
Adjustments to reconcile net profit to net cash generated from (used in) operating activities:
Listing expenses			100,122,019
Depreciation charge	2,991,831	2,899,881	5,785,745	5,716,063	692,528
Finance costs	3,370,988	3,412,843	5,730,535	6,951,923	966,926
Net changes in fair value of derivative financial instruments	(179,758)	484,603	(1,273,740)
Net changes in fair value of derivative warrant liability	(5,307,225)		328,176	1,190,073
Total	17,042,488	18,750,625	35,407,812	29,918,711	(2,087,954)
Working capital changes:
(Increase) decrease in inventories	(110,284)	(27,940)	(32,554)	29,561	(176,651)
Increase in trade and other receivables	(8,703,008)	(2,490,335)	(225,616)	(2,123,077)	(618,700)
Increase in provisions	15,751	3,218	7,674	5,616	365
Increase in accounts payable, accruals and other payables	(3,951,185)	3,306,754	18,257,036	65,910	630,023
Net cash flows from operating activities	4,293,762	19,542,322	53,414,352	27,896,721	(2,252,917)
INVESTING ACTIVITIES
Advances paid to contractors		(29,377,827)	(21,664,764)
Purchase of property, plant and equipment	(16,380,142)	(8,869,454)	(38,690,498)	(271,403)	(21,924,553)
Net cash used in investing activities	(16,380,142)	(38,247,281)	(60,355,262)	(271,403)	(21,924,553)
FINANCING ACTIVITIES
Proceeds from term loans				4,038,024	16,700,441
Repayment of term loans	(2,510,993)	(2,272,589)	(8,435,416)	(3,487,876)
Interest paid on term loans	(4,140,665)	(140,077)	(1,536,503)	(7,195,581)	(3,429,143)
Proceeds from issuance of ordinary shares			33,064,568
Cash election by shareholders			(13,600,000)
Proceeds from exercise of warrants	1,150
Payment of lease liability			(2,313,323)
Payment of transaction costs on loans					(111,081)
Net contribution from (distributions to) the shareholders		31,557,151	23,300,052	(24,971,637)	11,158,842
Net cash flows from (used in) financing activities	(6,650,508)	29,144,485	30,479,378	(31,617,070)	24,319,059
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(18,736,888)	10,439,526	23,538,468	(3,991,752)	141,589
Cash and cash equivalents at beginning	19,830,771	(3,707,697)	(3,707,697)	284,055	142,466
CASH AND CASH EQUIVALENTS AT ENDING	$ 1,093,883	$ 6,731,829	$ 19,830,771	$ (3,707,697)	$ 284,055